CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Equity attributable to Shareholders of SPI Energy Co.,Ltd.	Noncontrolling Interests	Total
Balances at Dec. 31, 2013	$ 20	$ 53,376	$ (56,074)	$ (189)	$ (2,867)		$ (2,867)
Balances (in Shares) at Dec. 31, 2013	198,215,000
Net loss			(5,196)		(5,196)		(5,196)
Foreign currency translation losses				(4,063)	(4,063)		(4,063)
Issuance of ordinary shares and share options (shares)	369,948,000
Issuance of ordinary shares and share options	$ 37	263,491			263,528		263,528
Issuance of convertible bonds		10,313			10,313		10,313
Exercise of stock options		37			37		$ 37
Exercise of stock options (in Shares)	685,000						895,000
Share-based compensation expense		356			356		$ 356
Balances at Dec. 31, 2014	$ 57	327,573	(61,270)	(4,252)	262,108		262,108
Balances (in Shares) at Dec. 31, 2014	568,848,000
Net loss			(184,798)		(184,798)	$ (282)	(185,080)
Acquisition of subsidiaries						3,945	3,945
Foreign currency translation losses				(12,257)	(12,257)	(98)	(12,355)
Issuance of ordinary shares and share options (shares)	70,148,000
Issuance of ordinary shares and share options	$ 7	91,913			91,920		91,920
Repurchase of ordinary shares (see Note 22)		(20)			(20)		(20)
Repurchase of ordinary shares (see Note 22) (shares)	(10,000)
Debt forgiveness by LDK Group (see Note 31)		17,804			17,804	14	17,818
Exercise of stock options		29			29		$ 29
Exercise of stock options (in Shares)	79,000						78,750
Share-based compensation expense		38,193			38,193		$ 38,193
Balances at Dec. 31, 2015	$ 64	475,492	(246,068)	(16,509)	212,979	3,579	216,558
Balances (in Shares) at Dec. 31, 2015	639,065,000
Net loss			(220,696)		(220,696)	(272)	(220,968)
Foreign currency translation losses				(16,235)	(16,235)	8	(16,227)
Capital contribution from non-controlling interest						731	731
Issuance of ordinary shares and share options (shares)	2,500,000
Issuance of ordinary shares and share options		5,000			5,000		5,000
Exercise of stock options		49			49		$ 49
Exercise of stock options (in Shares)	100,000						100,000
Share-based compensation expense		1,929			1,929		$ 1,929
Balances at Dec. 31, 2016	$ 64	$ 482,470	$ (466,764)	$ (32,744)	$ (16,974)	$ 4,046	$ (12,928)
Balances (in Shares) at Dec. 31, 2016	641,665,000